Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Disclosure of contingent liabilities [abstract]
Commitments and contingencies [Text Block]

12.Commitments and contingencies

      Commitments

As at December 31, 2019, the Company had contractual obligations totaling $3.4 million (December 31, 2018 - $4.0 million).

The following table reflects the Company’s contractual obligations as they fall due, excluding commitments and liabilities of the JV, as at December 31, 2019:

	Within		Over	At December 31,	At December 31,
	1 year	2 - 5 years	5 years	2019	2018
Accounts payable and accrued liabilities	1,649	-	-	1,649	3,232
Long-term incentive plan (cas h-settled awards)	585	416	-	1,001	541
Corporate office leases	214	518	91	823	202
Total	2,448	934	91	3,473	3,975

In addition to the above commitments, the Company has provided various parent company guarantees related to the unfunded portion of the AGM’s reclamation bond in the amount of $6.8 million.

Contingencies

Due to the nature of its business, the Company may be subject to regulatory investigations, claims, lawsuits and other proceedings in the ordinary course of its business. While the Company cannot reasonably predict the ultimate outcome of these actions, and inherent uncertainties exist in predicting such outcomes, the Company believes that the ultimate resolution of these actions is not reasonably likely to have a material adverse effect on the Company’s financial condition or future results of operations.